TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
NOTE 8:	TRADE AND OTHER RECEIVABLES

	December 31
	2022	2021
	USD thousands

Trade receivables:
Trade receivables	229,975	178,933
Allowance for doubtful debts	(10,138)	(13,870)

Trade receivables, net	219,837	165,063

Other receivables:
Prepaid expenses	14,425	13,110
Loan to third party	-	480
Institutions	1,281	1,050
Pledged deposits	3,036	2,647
Acquisition consideration adjustment	4,673	-
Other	-	949

	23,415	18,236